Equity - Additional Information (Detail) - CAD ($)					3 Months Ended	6 Months Ended
	Jun. 03, 2019	Apr. 17, 2019	Mar. 29, 2019	Dec. 31, 2018	Apr. 30, 2019	Apr. 30, 2019
Disclosure of classes of share capital [line items]
Gross proceeds					$ 350,000,000	$ 350,000,000
Number of shares redeemed					0	0
BMO Capital Trust II [member] | Tier 1 Notes- Series A [member]
Disclosure of classes of share capital [line items]
Issued and outstanding redemption amount				$ 1,000
Redemption of capital trust securities				$ 450,000,000
Class B Series 46 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		14,000,000
Preferred shares issued price per share		$ 25
Gross proceeds		$ 350,000,000
Earliest redemption date		May 25, 2024
Dividend rate, percent		5.10%
Dividend rate reset term		5 years
Percentage of discount for shares issued from treasury		3.51%
Description of conversion of preferred share		Class B - Series 47				Class B - Series 47
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Number of shares issued			0
Earliest redemption date			May 24, 2024
Dividend rate, percent			3.852%
Dividend rate reset term			5 years
Description of conversion of preferred share			Class B - Series 28			Class B - Series 28
Share conversion basis			one-for-one basis
Number of shares tendered			412,564
Number of shares required for conversion			1,000,000
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation					0	1,000,000
Normal course issuer bid [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation	15,000,000